Leases	12 Months Ended
Dec. 31, 2012
LEASES [Abstract]
LEASES [Text Block]
NOTE 17: LEASES
Chartered-out:
As of December 31, 2012, the future minimum revenue, net of commissions (where applicable), expected to be earned on non-cancelable time charters, COA's with minimum guaranteed volumes and contracts with minimum guaranteed throughput in the company's ports were as follows:

Amount
2013	$141,009
2014	91,724
2015	69,002
2016	49,714
2017	11,505
2018 and thereafter	794

Total minimum revenue, net of commissions	$363,748

Revenues from time charters are not generally received when a vessel is off-hire, including time required for scheduled maintenance of the vessel.
Chartered-in:
As of December 31, 2012, the Company's future minimum commitments, net of commissions under chartered-in vessels and the future minimum commitments under lease obligations for office space were as follows:

Chartered-in:	Amount
2013	$1,598
2014	33
Total	$1,631

Office space:	Amount
2013	$219
2014	129
2015	92
2016	64
2017	51
2018 and thereafter	152

Total	$707

For the year ended December 31, 2012, charter hire expense for chartered-in pushboats and barges amounted to $3,587 ($5,910 in 2011 and $5,359 in 2010). Rent expense for office space amounted to $238 for the year ended December 31, 2012 ($211 in 2011 and $117 in 2010).